Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2013-4

Collection Period	12/01/14-12/31/14
Determination Date	1/9/2015
Distribution Date	1/15/2015

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$663,410,224.51
2.	Collections allocable to Principal				$20,516,672.49
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,190,921.83

5.	Pool Balance on the close of the last day of the related Collection Period				$641,702,630.19
	(Ln 1 - Ln 2 - Ln 3 - Ln 4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				45,276
7.	Initial Pool Balance				$1,000,000,005.06

			Beginning of period	End of period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$142,410,224.48		$120,702,630.16
	c.	Class A-3 Note Balance	$316,000,000.00		$316,000,000.00
	d.	Class A-4 Note Balance	$138,000,000.00		$138,000,000.00
	e.	Class B Note Balance	$22,000,000.00		$22,000,000.00
	f.	Class C Note Balance	$20,000,000.00		$20,000,000.00
	g.	Class D Note Balance	$20,000,000.00		$20,000,000.00

	h.	Note Balance (sum a - g)	$658,410,224.48		$636,702,630.16
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.4492436		0.3807654
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.6584102		0.6367026
10.	Overcollateralization Target Amount				$5,000,000.03
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,000,000.03
12.	Weighted Average Coupon			%	6.95%
13.	Weighted Average Original Term			months	66.04
14.	Weighted Average Remaining Term			months	49.40

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$3,865,563.19
	b.	Liquidation Proceeds allocable to Finance Charge			$1,158.63
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$3,866,721.82
16.	Principal:
	a.	Collections allocable to Principal			$20,516,672.49
	b.	Liquidation Proceeds allocable to Principal			$609,367.47
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$21,126,039.96

17.	Total Finance Charge and Principal Collections (15d + 16d)		$24,992,761.78
18.	Interest Income from Collection Account		$1,378.13
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln 17 + 18 + 19)		$24,994,139.91

Available Funds

21.	Available Collections		$24,994,139.91
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$24,994,139.91

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$552,841.85
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$552,841.85

	d.	Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$4,146.31
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$4,146.31

	e.	Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00
	e.	Class A-2 Monthly Interest	$61,711.10
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$61,711.10
	i.	Class A-3 Monthly Interest	$210,666.67
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$210,666.67
	m.	Class A-4 Monthly Interest	$147,200.00
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$147,200.00
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$31,350.00
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$31,350.00
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$32,500.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$32,500.00
32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$43,333.33
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$43,333.33
34.	Quaternary Principal Distributable Amount		$16,707,594.29
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$17,791,343.55
36.	Reserve Account Deficiency		$0.00
37.	Regular Principal Distributable Amount		$5,000,000.03
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$3,866,721.82
	b.	Total Daily Deposits of Principal Collections	$21,126,039.96
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,378.13

	e.	Total Deposits to Collection Account (sum a - d)	$24,994,139.91
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$552,841.85
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$4,146.31
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$22,234,355.42
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,202,796.33

	f.	Total Withdrawals from Collection Account (sum a - e)	$24,994,139.91

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$61,711.10
	c.	Class A-3 Interest Distribution	$210,666.67
	d.	Class A-4 Interest Distribution	$147,200.00
	e.	Class B Interest Distribution	$31,350.00
	f.	Class C Interest Distribution	$32,500.00
	g.	Class D Interest Distribution	$43,333.33
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$21,707,594.32
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$22,234,355.42
44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$21,769,305.42
	c.	Class A-3 Distribution	$210,666.67
	d.	Class A-4 Distribution	$147,200.00
	e.	Class B Distribution	$31,350.00
	f.	Class C Distribution	$32,500.00
	g.	Class D Distribution	$43,333.33

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$22,234,355.42

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$2,202,796.33
	b.	Reserve Account surplus (Ln 55)	$171.57

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,202,967.90
46.	Withdrawals
	a.	Certificateholder Distribution	$2,202,967.90

	b.	Total Withdrawals from Certificate Payment Account	$2,202,967.90

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,500,000.02	$2,500,000.02
	b.	Note Balance	$636,702,630.16
48.	Required Reserve Account Amount		$2,500,000.02

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,500,000.02
50.	Investment Earnings		$171.57
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,500,171.59
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$171.57

56.	Ending Balance (Ln 52 + Ln 53 - Ln 54 - Ln 55)		$2,500,000.02
57.	Reserve Account Deficiency (Ln 48 - Ln 56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$552,841.85
60.	Amount to be paid to Backup Servicer from the Collection Account		$4,146.31
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$22,234,355.42
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,202,796.33
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$171.57
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$21,769,305.42
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$210,666.67
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$147,200.00
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$31,350.00
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$32,500.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$43,333.33
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$2,202,967.90

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$580,395.73
74.	Cumulative Net Losses			$6,756,610.60
75.	Cumulative Net Loss Percentage			0.6757%

			Number of Loans	Principal Balance
76.	Delinquency Analysis
	a.	31 to 60 days past due	955	$13,788,342.85
	b.	61 to 90 days past due	360	$5,040,083.15
	c.	91 or more days past due	109	$1,455,299.74

	d.	Total Past Due (sum a - c)	1,424	20,283,725.74

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,347,906,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 09, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer